SEGMENT REPORTING - Summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment reporting as per business segments
Net sales	R$ 82,412,210	R$ 78,345,081	R$ 43,814,661
Cost of sales	(63,661,156)	(57,527,721)	(37,884,102)
GROSS PROFIT	18,751,054	20,817,360	5,930,559
Selling, general and administrative expenses	(2,187,618)	(2,105,951)	(1,530,385)
Other operating income (expenses)	36,271	519,731	1,117,699
Eletrobras compulsory loan recovery		1,391,280
Results in operations with subsidiary and joint ventures		(162,913)
Impairment of non-financial assets	0	0	(411,925)
Impairment of financial assets	(81)	357	(64,132)
Equity in earnings of unconsolidated companies	1,151,827	563,158	152,569
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	17,751,453	21,023,022	5,194,385
Financial result, net	(1,892,426)	(750,454)	(1,698,707)
INCOME BEFORE TAXES	15,859,027	20,272,568	3,495,678
Income and social contribution taxes	(4,379,475)	(4,713,630)	(1,107,624)
NET INCOME	11,479,552	15,558,938	2,388,054
Supplemental information:
Net sales between segments	2,463,972	(2,087,596)	(1,324,357)
Depreciation/amortization	2,866,699	2,658,561	2,499,104
Investments in associates and joint ventures	3,896,518	3,340,775	2,271,629	R$ 1,812,399
Total assets	73,798,652	73,814,613	63,123,009
Total liabilities	27,500,459	30,998,964	32,037,799
North America Operation
Segment reporting as per business segments
Results in operations with subsidiary and joint ventures		162,913
Impairment of non-financial assets			(342,355)
Special Steel Operation
Segment reporting as per business segments
Impairment of non-financial assets			(69,570)
Operating Segments | Brazil Operation
Segment reporting as per business segments
Net sales	32,971,136	34,757,720	17,752,823
Cost of sales	(27,083,063)	(22,496,140)	(14,179,991)
GROSS PROFIT	5,888,073	12,261,580	3,572,832
Selling, general and administrative expenses	(819,806)	(781,942)	(562,019)
Other operating income (expenses)	31,212	137,649	31,500
Impairment of financial assets	946	7,823	(23,177)
Equity in earnings of unconsolidated companies			(1,287)
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	5,100,425	11,625,110	3,017,849
Financial result, net	(669,951)	(538,341)	(442,972)
INCOME BEFORE TAXES	4,430,474	11,086,769	2,574,877
Income and social contribution taxes	(1,105,203)	(2,769,495)	(652,126)
NET INCOME	3,325,271	8,317,274	1,922,751
Supplemental information:
Net sales between segments	1,023,664	(1,186,719)	(1,149,618)
Depreciation/amortization	1,459,472	1,323,598	1,135,294
Investments in associates and joint ventures			10,186
Total assets	25,664,151	24,835,717	21,099,735
Total liabilities	8,801,615	8,105,443	7,469,541
Operating Segments | North America Operation
Segment reporting as per business segments
Net sales	31,098,937	27,838,000	17,458,318
Cost of sales	(22,694,132)	(22,416,578)	(16,212,757)
GROSS PROFIT	8,404,805	5,421,422	1,245,561
Selling, general and administrative expenses	(628,881)	(639,370)	(476,518)
Other operating income (expenses)	(14,902)	42,141	97,751
Impairment of non-financial assets			(342,355)
Impairment of financial assets	(3,219)	(7,668)	(36,286)
Equity in earnings of unconsolidated companies	884,437	279,948	23,512
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	8,642,240	5,096,473	511,665
Financial result, net	72,145	(156,437)	(206,405)
INCOME BEFORE TAXES	8,714,385	4,940,036	305,260
Income and social contribution taxes	(1,848,548)	(1,092,146)	(178,447)
NET INCOME	6,865,837	3,847,890	126,813
Supplemental information:
Net sales between segments	92,927	(70,904)	(60,370)
Depreciation/amortization	612,784	627,483	777,369
Investments in associates and joint ventures	2,428,237	1,871,274	908,338
Total assets	21,767,488	22,096,314	18,583,439
Total liabilities	3,843,178	4,603,424	5,261,820
Operating Segments | South America Operation
Segment reporting as per business segments
Net sales	7,179,691	6,856,766	3,831,406
Cost of sales	(5,532,144)	(5,332,853)	(3,015,189)
GROSS PROFIT	1,647,547	1,523,913	816,217
Selling, general and administrative expenses	(154,782)	(157,912)	(116,479)
Other operating income (expenses)	8,291	27,514	16,684
Impairment of financial assets	(81)	(1,073)	(2,436)
Equity in earnings of unconsolidated companies	277,108	268,291	99,341
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	1,778,083	1,660,733	813,327
Financial result, net	(819,625)	(314,473)	(60,787)
INCOME BEFORE TAXES	958,458	1,346,260	752,540
Income and social contribution taxes	(295,603)	(377,286)	(195,440)
NET INCOME	662,855	968,974	557,100
Supplemental information:
Net sales between segments	8,797	(16,297)	(41)
Depreciation/amortization	232,010	213,001	142,143
Investments in associates and joint ventures	1,060,770	1,071,333	976,046
Total assets	7,488,279	7,113,706	5,448,922
Total liabilities	2,668,313	2,376,176	1,360,098
Operating Segments | Special Steel Operation
Segment reporting as per business segments
Net sales	13,626,418	10,980,191	6,096,471
Cost of sales	(11,185,898)	(9,427,221)	(5,794,666)
GROSS PROFIT	2,440,520	1,552,970	301,805
Selling, general and administrative expenses	(266,148)	(233,348)	(179,822)
Other operating income (expenses)	12,854	71,287	55,097
Impairment of non-financial assets			(69,570)
Impairment of financial assets	2,953	1,275	(2,233)
Equity in earnings of unconsolidated companies	9,243	28,831	8,899
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	2,199,422	1,421,015	114,176
Financial result, net	(270,552)	(238,249)	(215,433)
INCOME BEFORE TAXES	1,928,870	1,182,766	(101,257)
Income and social contribution taxes	(483,480)	(287,292)	13,229
NET INCOME	1,445,390	895,474	(88,028)
Supplemental information:
Net sales between segments	136,719	(74,714)	(114,328)
Depreciation/amortization	554,707	487,114	444,298
Investments in associates and joint ventures	256,813	251,668	231,152
Total assets	13,193,959	13,658,147	11,233,676
Total liabilities	2,601,359	2,801,071	1,994,575
Eliminations and Adjustments
Segment reporting as per business segments
Net sales	(2,463,972)	(2,087,596)	(1,324,357)
Cost of sales	2,834,081	2,145,071	1,318,501
GROSS PROFIT	370,109	57,475	(5,856)
Selling, general and administrative expenses	(318,001)	(293,379)	(195,547)
Other operating income (expenses)	(1,184)	241,140	916,667
Eletrobras compulsory loan recovery		1,391,280
Results in operations with subsidiary and joint ventures		(162,913)
Impairment of financial assets	(680)
Equity in earnings of unconsolidated companies	(18,961)	(13,912)	22,104
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	31,283	1,219,691	737,368
Financial result, net	(204,443)	497,046	(773,110)
INCOME BEFORE TAXES	(173,160)	1,716,737	(35,742)
Income and social contribution taxes	(646,641)	(187,411)	(94,840)
NET INCOME	(819,801)	1,529,326	(130,582)
Supplemental information:
Net sales between segments	1,201,865	(738,962)
Depreciation/amortization	7,726	7,365
Investments in associates and joint ventures	150,698	146,500	145,907
Total assets	5,684,775	6,110,729	6,757,237
Total liabilities	R$ 9,585,994	R$ 13,112,850	R$ 15,951,765